As filed with the U.S. Securities and Exchange Commission
on July 19, 2017
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 460 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 463 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on August 18, 2017 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 460 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 132, which was filed with the Securities and Exchange Commission on January 17, 2014. This Post-Effective Amendment No. 460 is filed solely for the purpose of designating August 18, 2017 as the new effective date of Post-Effective Amendment No. 132, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 454 on June 22, 2017, Post-Effective Amendment No. 447 on May 25, 2017, Post-Effective Amendment No. 441 on April 27, 2017, Post-Effective Amendment No. 435 on March 29, 2017, Post-Effective Amendment No. 425 on March 2, 2017, Post-Effective Amendment No. 416 on February 2, 2017, Post-Effective Amendment No. 408 on January 4, 2017, Post-Effective Amendment No. 401 on December 7, 2016, Post-Effective Amendment No. 395 on November 9, 2016, Post-Effective Amendment No. 386 on October 12, 2016, Post-Effective Amendment No. 380 on September 14, 2016, Post-Effective Amendment No. 374 on August 18, 2016, Post-Effective Amendment No. 365 on July 20, 2016, Post-Effective Amendment No. 357 on June 23, 2016, Post-Effective Amendment No. 350 on May 24, 2016, Post-Effective Amendment No. 338 on April 28, 2016, Post-Effective Amendment No. 325 on March 23, 2016, Post-Effective Amendment No. 314 on March 2, 2016, Post-Effective Amendment No. 305 on February 3, 2016, Post-Effective Amendment No. 297 on January 7, 2015, Post-Effective Amendment No. 290 on December 9, 2015, Post-Effective Amendment No. 284 on November 12, 2015, Post-Effective Amendment No. 277 on October 14, 2015, Post-Effective Amendment No. 270 on September 16, 2015, Post-Effective Amendment No. 263 on August 19, 2015, Post-Effective Amendment No. 258 on July 21, 2015, Post-Effective Amendment No. 248 on June 18, 2015, Post-Effective Amendment No. 238 on May 21, 2015, Post-Effective Amendment No. 231 on April 30, 2015, Post-Effective Amendment No. 224 on April 1, 2015, Post-Effective Amendment No. 212 on March 5, 2015, Post-Effective Amendment No. 205 on February 5, 2015, Post-Effective Amendment No. 200 on January 13, 2015, Post-Effective Amendment No. 195 on December 18, 2014, Post-Effective Amendment No. 188 on November 20, 2014, Post-Effective Amendment No. 180 on October 23, 2014, Post-Effective Amendment No. 168 on September 24, 2014, Post-Effective Amendment No. 162 on August 28, 2014, Post-Effective Amendment No. 158 on August 1, 2014, Post-Effective Amendment No. 155 on July 18, 2014, Post-Effective Amendment No. 154 on July 11, 2014, Post-Effective Amendment No. 152 on July 1, 2014, Post-Effective Amendment No. 150 on June 19, 2014, Post-Effective Amendment No. 148 on June 5, 2014, Post-Effective Amendment No. 143 on May 16, 2014, Post-Effective Amendment No. 141 on April 29, 2014 and in Post-Effective Amendment No. 139 on March 31, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 460 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of July, 2017.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	July 19, 2017
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	July 19, 2017
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		July 19, 2017

*	Trustee
Scott R. Chichester		July 19, 2017

*	Trustee
Kartik Kiran Shah		July 19, 2017

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney